Assets included in disposal groups classified as held for sale and associated liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Assets and liabilities classified as held for sale [member]
Disclosure of subsidiaries [line items]
Assets and liabilities included in disposal groups classified as held for sale
Assets included in disposal groups classified as held for sale
	Total	Total
	2017	2016
	£m	£m
Cash and balances at central banks	-	2,930
Items in the course of collection from other banks	-	570
Trading portfolio assets	-	3,084
Financial assets designated at fair value	3	6,984
Derivative financial instruments	-	1,992
Financial investments	-	7,737
Loans and advances to banks	-	1,666
Loans and advances to customers	1,164	43,504
Prepayments, accrued income and other assets	-	696
Investments in associates and joint ventures	-	87
Property, plant and equipment	26	954
Goodwill	-	997
Intangible assets	-	570
Current and deferred tax assets	-	149
Retirement benefit assets	-	33
Total	1,193	71,953
Balance of impairment unallocated under IFRS 5	-	(499)
Total assets classified as held for sale	1,193	71,454

Liabilities included in disposal groups classified as held for sale
	Total	Total
	2017	2016
	£m	£m
Deposits from banks	-	2,149
Items in the course of collection due to banks	-	373
Customer accounts	-	42,431
Repurchase agreements and other similar secured borrowing	-	597
Trading portfolio liabilities	-	388
Financial liabilities designated at fair value	-	7,325
Derivative financial instruments	-	1,611
Debt securities in issue	-	7,997
Subordinated liabilities	-	934
Accruals, deferred income and other liabilities	-	1,180
Provisions	-	103
Current and deferred tax liabilities	-	162
Retirement benefit liabilities	-	42
Total liabilities classified as held for sale	-	65,292

Net assets classified as held for sale	1,193	6,162
Expected contribution to BAGL	-	866
Disposal group post contribution	1,193	7,028

Assets and liabilities classified as held for sale [member] | Discontinued operations [member]
Disclosure of subsidiaries [line items]
Other comprehensive income relating to discontinued operations
Other comprehensive income relating to discontinued operations is as follows:

	2017	2016
For the year ended 31 December	£m	£m
Available for sale assets	(3)	(9)
Currency translation reserves	(38)	1,451
Cash flow hedge reserves	19	89
Other comprehensive (loss)/income, net of tax from discontinued operations	(22)	1,531

Cash flows attributed to the discontinued operation
The cash flows attributed to the discontinued operation are as follows:

	2017	2016
For the year ended 31 December	£m	£m
Net cash flows from operating activities	540	1,164
Net cash flows from investing activities	(245)	(691)
Net cash flows from financing activities	(165)	(105)
Effect of exchange rates on cash and cash equivalents	(29)	37
Net increase in cash and cash equivalents	101	405

Barclay's Africa Banking Group Limited [member] | Discontinued operations [member]
Disclosure of subsidiaries [line items]
BAGL Income statement
Barclays Africa disposal group income statement
	2017	2016
For the year ended 31 December	£m	£m
Net interest income	1,024	2,169
Net fee and commission income	522	1,072
Net trading income	149	281
Net investment income	30	45
Net premiums from insurance contracts	161	362
Other income	(16)	8
Total income	1,870	3,937
Net claims and benefits incurred on insurance contracts	(84)	(191)
Total income net of insurance claims	1,786	3,746
Credit impairment charges and other provisions	(177)	(445)
Net operating income	1,609	3,301
Staff costs	(586)	(1,186)
Administration and general expenses[a]	(1,634)	(1,224)
Operating expenses	(2,220)	(2,410)
Share of post-tax results of associates and joint ventures	5	6
(Loss)/profit before tax	(606)	897
Taxation	(154)	(306)
(Loss)/profit after tax[b]	(760)	591

Attributable to:
Equity holders of the parent	(900)	189
Non-controlling interests	140	402
(Loss)/profit after tax[b]	(760)	591

Notes

  Includes impairment of £1,090m (2016: £nil).
  Total loss in respect of the discontinued operation was £2,195m which included the £60m loss on sale and £1,375m loss on recycling of other comprehensive loss on reserves.